FAIR VALUE MEASUREMENTS (Tables) - CIK000178115 Alussa Energy Acquisition Corp	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule of fair value on a recurring basis

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$289,838,722	$—	$—	$289,838,722
Total fair value	$289,838,722	$—	$—	$289,838,722

Liabilities:
Public Warrants	$32,775,000	$—	$—	$32,775,000
Private Placement Warrants	—	—	28,175,000	28,175,000
Total fair value	$32,775,000	$—	$28,175,000	$60,950,000

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$289,834,441	$—	$—	$289,834,441
Total fair value	$289,834,441	$—	$—	$289,834,441

Liabilities:
Public Warrants	$17,681,250	$—	$—	$17,681,250
Private Placement Warrants	—	—	17,675,000	17,675,000
Total fair value	$17,681,250	$—	$17,675,000	$35,356,250

	December 31, 2020 (As Restated)
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$289,834,441	$—	$—	$289,834,441
Total fair value	$289,834,441	$—	$—	$289,834,441

Liabilities:
Public Warrants	$17,681,250	$—	$—	$17,681,250
Private Placement Warrants	—	—	17,675,000	17,675,000
Total fair value	$17,681,250	$—	$17,675,000	$35,356,250

	December 31, 2019 (As Restated)
	Level 1	Level 2	Level 3	Total
Assets:
Marketable securities held in Trust Account	$287,830,781	$—	$—	$287,830,781
Total fair value	$287,830,781	$—	$—	$287,830,781

Liabilities:
Public Warrants	$—	$—	$18,975,000	$18,975,000
Private Placement Warrants	—	—	11,987,500	11,987,500
Total fair value	$—	$—	$30,962,500	$30,962,500

Schedule of the Black-Scholes option model for the Private Placement Warrants

	March 31,	December 31,
	2021	2020
Risk-free interest rate	0.96%	0.43%
Term (years)	5.2	5.5
Volatility	40.03%	26.17%
Dividend yield	0.0%	0.0%
Exercise price	$11.50	$11.50
Share price	$10.00	$10.06

Schedule of changes in the Level 3 Private Placement Warrants measured at fair value

		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liabilities
Fair value as of December 31, 2020	$17,681,250	$17,675,000	$35,356,250
Change in fair value of warrant liabilities	15,093,750	10,500,000	25,593,750
Fair value as of March 31, 2021	$32,775,000	$28,175,000	$60,950,000
Fair value as of December 31, 2019	$18,975,000	$11,987,500	$30,962,500
Change in fair value of warrant liabilities	(8,193,750)	525,000	(7,668,750)
Fair value as of March 31, 2020	$10,781,250	$12,512,500	$23,293,750